Premises and Equipment - Detail of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 75,478	$ 72,902
Less accumulated depreciation	(17,115)	(18,687)
Premises and equipment, net	58,363	54,215
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,022	17,022
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	44,921	31,686
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	492	425
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,600	12,521
Automobiles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	343	353
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 100	$ 10,895